UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   One International Place
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           Boston, Massachusettes 02110
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty
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Title:     President
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Phone:     (617) 310-5198
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Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusettes     August 13, 2001
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              52
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Form 13F Information Table Value Total:         $322,220
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                                                (thousands)



CCGrowth Investments LP
Long positions in all accounts at 6/30/2001
                                                                                                       Investment        Voting
Description                   Title of Class  Symbol  Cusip        Mkt Value              Shares       Discretion     Authority-SOLE

ACE LTD-ORD                   Common          ACE     G0070K103    $  6,662,382.33        170,437      SOLE               170,437
ADOLOR CORP                   Common          ADLR    00724X102    $    648,000.00         30,000      SOLE                30,000
ART TECHNOLOGY GROUP INC      Common          ARTG    04289L107    $    169,360.00         29,200      SOLE                29,200
CIENA CORP                    Common          CIEN    171779101    $  3,720,200.00         97,900      SOLE                97,900
CONSECO INC                   Common          CNC     208464107    $    742,872.45         53,637      SOLE                53,637
COHERENT INC W/RTS TO PUR     Common          COHR    192479103    $  6,065,709.00        167,700      SOLE               167,700
CORVIS CORP                   Common          CORV    221009103    $    658,500.00        150,000      SOLE               150,000
CITRIX SYSTEMS                Common          CTXS    177376100    $  1,235,460.00         35,400      SOLE                35,400
CV THERAPEUTICS INC           Common          CVTX    126667104    $  1,345,200.00         23,600      SOLE                23,600
DIAMONDS TRUST-UNIT SERIES 1  CL A            DIA     252787106    $ 36,834,000.00        350,000      SOLE               350,000
DIAMONDCLUSTER INTL INC       CL A            DTPI    25278P106    $    636,500.00         50,000      SOLE                50,000
ELAN CORP PLC-ADR             ADR             ELN     284131208    $  6,734,400.00        110,400      SOLE               110,400
FIDELITY NATIONAL FINANCIAL   Common          FNF     316326107    $  2,162,160.00         88,000      SOLE                88,000
SPRINT CORP                   Common          FON     852061100    $  1,856,354.88         86,908      SOLE                86,908
FOREST OIL CORP               Common          FST     346091705    $    635,488.00         22,696      SOLE                22,696
GOLDEN WEST FIN CORP-DEL      Common          GDW     381317106    $  2,576,024.00         40,100      SOLE                40,100
GREY WOLF INC                 Common          GW      397888108    $    213,632.00         53,408      SOLE                53,408
HOMESTORE COM INC             Common          HOMS    437852106    $    513,912.00         14,700      SOLE                14,700
INTEL CORP                    Common          INTC    458140100    $  3,118,050.00        106,600      SOLE               106,600
INGERSOLL RAND CO             Common          IR      456866102    $  1,615,040.00         39,200      SOLE                39,200
JUNIPER NETWORKS              Common          JNPR    48203R104    $  7,153,000.00        230,000      SOLE               230,000
LOEWS CORP                    Common          LTR     540424108    $ 32,234,329.00        500,300      SOLE               500,300
MERRILL LYNCH & CO INC        Common          MER     590188108    $  5,925,000.00        100,000      SOLE               100,000
MICROSOFT CORP                Common          MSFT    594918104    $ 54,750,000.00        750,000      SOLE               750,000
METASOLV INC                  Common          MSLV    59139P104    $    356,850.00         45,000      SOLE                45,000
NEWFIELD EXPLORATION CO       Common          NFX     651290108    $  2,885,400.00         90,000      SOLE                90,000
OCEAN ENERGY INC TEX (NEW)    Common          OEI     67481E106    $  1,745,000.00        100,000      SOLE               100,000
OIL STATES INTERNATIONAL INC  Common          OIS     678026105    $    922,000.00        100,000      SOLE               100,000
PAXSON COMMUN CORP CL A       Common          PAX     704231109    $    402,000.00         30,000      SOLE                30,000
PFIZER INC                    Common          PFE     717081103    $  3,204,000.00         80,000      SOLE                80,000
PROTON ENERGY SYSTEM INC      Common          PRTN    74371K101    $    469,200.00         39,100      SOLE                39,100
PACIFIC SUNWEAR OF CALIFORNIA Common          PSUN    694873100    $  2,243,000.00        100,000      SOLE               100,000
NASDAQ 100 SHARES             Common          QQQ     631100104    $ 18,280,000.00        400,000      SOLE               400,000
PUT WEBMETHODS JUL 30         PUT             QUUWSF  94768W104    $  1,111,500.00          1,170      SOLE                 1,170
REDBACK NETWORK INC           Common          RBAK    757209101    $    324,688.00         36,400      SOLE                36,400
STONE ENERGY CORP             Common          SGY     861642106    $    996,750.00         22,500      SOLE                22,500
SONICWALL INC                 Common          SNWL    835470105    $    441,175.00         17,500      SOLE                17,500
STANDARD & POORS DEPOSITARY   Common          SPY     78462F103    $ 76,625,000.00        625,000      SOLE               625,000
SERONO S A                    Sponsered ADR   SRA     81752M101    $  2,495,000.00        100,000      SOLE               100,000
SUNRISE ASSISTED LIVING INC   Common          SRZ     86768K106    $  2,848,125.00        108,500      SOLE               108,500
STORAGENETWORKS INC           Common          STOR    86211E103    $  1,699,000.00        100,000      SOLE               100,000
SUREBEAM CORP                 CL A            SURE    86866R102    $  3,684,224.00        215,200      SOLE               215,200
TENET HEALTHCARE CORP         Common          THC     88033G100    $  3,096,000.00         60,000      SOLE                60,000
TRICO MARINE SERVICES INC     Common          TMAR    896106101    $    174,581.12         16,408      SOLE                16,408
TYSON FOODS INC CL A          CL A            TSN     902494103    $    921,000.00        100,000      SOLE               100,000
MICROTUNE INC DEL             Common          TUNE    59514P109    $  2,200,000.00        100,000      SOLE               100,000
UNUMPROVIDENT CORP            Common          UNM     91529Y106    $  1,402,808.88         43,674      SOLE                43,674
UNITED TECHNOLOGIES CORP      Common          UTX     913017109    $  2,930,400.00         40,000      SOLE                40,000
WORLDCOM INC GA NEW           Common          WCOM    98157D106    $  2,130,000.00        150,000      SOLE               150,000
WESTERN WIRELESS CORP-CL A    CL A            WWCA    95988E204    $  2,150,000.00         50,000      SOLE                50,000
IXIA                          Common          XXIA    45071R109    $    281,200.00         14,800      SOLE                14,800
YAHOO INC                     Common          YHOO    984332106    $  7,996,000.00        400,000      SOLE               400,000
                                                                   $322,220,475.66      6,485,438                       6,485,438
